Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Biotechnology — 0.3%
Bachem Holding AG	65,954	$5,183,897

Building Products — 1.5%
Geberit AG, Registered	39,775	21,840,312

Capital Markets — 8.6%
Credit Suisse Group AG, Registered	2,961,746	20,754,080
Julius Baer Group Ltd.	270,486	13,969,383
Partners Group Holding AG	24,577	26,444,332
UBS Group AG, Registered	3,576,256	67,443,468
		128,611,263
Chemicals — 6.2%
Clariant AG, Registered	353,357	6,772,848
EMS-Chemie Holding AG, Registered	10,068	8,642,530
Givaudan SA, Registered	9,685	35,626,769
Sika AG, Registered	151,029	41,923,938
		92,966,085
Construction Materials — 1.9%
Holcim AG	591,901	29,347,459

Diversified Telecommunication Services — 1.2%
Swisscom AG, Registered	29,836	17,644,239

Electrical Equipment — 3.4%
ABB Ltd., Registered	1,681,803	51,857,575

Food Products — 22.6%
Barry Callebaut AG, Registered	4,682	10,282,003
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,313	13,208,504
Chocoladefabriken Lindt & Spruengli AG, Registered	131	13,575,271
Nestle SA, Registered	2,476,128	302,873,059
		339,938,837
Health Care Equipment & Supplies — 5.1%
Alcon Inc.	521,097	39,103,421
Sonova Holding AG, Registered	60,409	21,404,418
Straumann Holding AG	130,544	16,654,341
		77,162,180
Insurance — 8.2%
Baloise Holding AG, Registered	60,191	10,246,824
Swiss Life Holding AG, Registered	35,356	20,048,121
Swiss Re AG	324,734	26,778,836
Zurich Insurance Group AG	143,704	65,812,752
		122,886,533
Life Sciences Tools & Services — 3.1%
Lonza Group AG, Registered	76,963	46,401,425

Machinery — 1.9%
Schindler Holding AG, Participation Certificates, NVS	53,410	10,988,384
Schindler Holding AG, Registered	36,692	7,363,139
VAT Group AG(a)	35,695	10,626,257
		28,977,780
Security	Shares	Value
Marine — 1.1%
Kuehne + Nagel International AG, Registered	62,943	$16,645,133

Pharmaceuticals — 25.1%
Novartis AG, Registered	1,790,340	162,634,101
Roche Holding AG, NVS	590,802	201,339,964
Roche Holding AG, Bearer	6,058	2,367,905
Vifor Pharma AG (b)	62,292	10,867,980
		377,209,950
Professional Services — 1.8%
Adecco Group AG, Registered	229,375	8,941,801
SGS SA, Registered	7,255	18,039,680
		26,981,481
Real Estate Management & Development — 0.7%
Swiss Prime Site AG, Registered	100,407	10,110,666

Software — 0.6%
Temenos AG, Registered	87,642	8,515,083

Technology Hardware, Storage & Peripherals — 0.9%
Logitech International SA, Registered	212,722	13,012,206

Textiles, Apparel & Luxury Goods — 4.9%
Cie. Financiere Richemont SA, Class A, Registered	530,178	59,003,614
Swatch Group AG (The), Bearer	38,957	10,030,700
Swatch Group AG (The), Registered	108,034	5,263,477
		74,297,791
Total Common Stocks — 99.1%
(Cost: $1,433,041,796)		1,489,589,895
Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	620,000	620,000
Total Short-Term Securities — 0.0%
(Cost: $620,000)		620,000
Total Investments in Securities — 99.1%
(Cost: $1,433,661,796)		1,490,209,895
Other Assets Less Liabilities — 0.9%		13,232,339
Net Assets — 100.0%		$1,503,442,234

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$730,000	$—	$(110,000	)(a)	$—	$—	$620,000	620,000	$456	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Swiss Market Index	115	06/17/22	$13,491	$(701,498)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
May 31, 2022

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$24,443,251	$1,465,146,644	$—	$1,489,589,895
Money Market Funds	620,000	—	—	620,000
	$25,063,251	$1,465,146,644	$—	$1,490,209,895
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(701,498)	$—	$(701,498)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3